UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus AMT-Free Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.5%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,324,800
Birmingham Water Works Board,
Water Revenue	5.00	1/1/32	6,140,000		7,262,699
Birmingham Water Works Board,
Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,588,807
Black Belt Energy Gas District,
Gas Supply Revenue	4.00	6/1/21	5,000,000		5,446,150
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,003,190
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	14,000,000	[b]	11,417,280
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,500,000		3,124,425
					35,167,351
Alaska - .5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	5,200,000		5,061,056
Arizona - 1.1%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
(Arizona State University)	5.00	8/1/31	3,770,000		4,395,518
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/36	1,750,000	[c]	1,877,995
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	680,000		682,693
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	3,500,000		4,269,265
					11,225,471
California - 7.3%
Anaheim Housing and Public Improvements
Authority,
Revenue (Electric Utility Distribution
System Refunding and Improvements)	5.00	10/1/29	2,400,000		2,748,912
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien
Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,437,381
California,
Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[a]	2,171,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.3% (continued)
California,
GO (Various Purpose)	5.00	8/1/29	3,400,000		4,160,750
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,776,900
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,072,533
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,360,660
California,
GO (Various Purpose)	5.00	8/1/36	5,000,000		5,932,600
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/36	5,000,000		5,262,550
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	4,750,000		5,446,967
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/27	5,260,000		6,283,280
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,577,650
Glendale Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,427,645
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	620,000		620,000
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,375,000	[a]	1,506,643
Los Angeles,
Wastewater System Revenue
(Prerefunded)	5.75	6/1/19	1,125,000	[a]	1,233,416
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,132,240
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,091,300
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,092,460
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue
(Prerefunded)	5.00	11/1/19	3,280,000	[a]	3,600,161
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue (Ladera
Ranch)	5.00	8/15/25	1,000,000		1,138,930
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/29	2,020,000		2,404,022

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.3% (continued)
Tustin Unified School District Community
Facilities District Number 97-1,
Senior Lien Special Tax Bonds (Insured;
Assured Guaranty Municipal Corp.)
(Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,531,682
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a]	2,189,340
					73,199,042
Colorado - 3.0%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,823,400
Colorado Educational and Cultural Facilities
Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,123,660
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	1,500,000		1,710,960
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,269,348
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,094,329
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,175,110
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior Revenue	5.00	12/1/31	1,500,000		1,731,645
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,094,570
					30,023,022
Connecticut - 1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000		5,906,750
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/33	4,540,000		5,207,925
					11,114,675
District of Columbia - 1.0%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	17,000,000	[d]	2,482,680
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	4,000,000		4,414,960
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.25	7/1/29	1,750,000		1,887,463
Washington Metropolitan Area Transit
Authority,
Gross Transit Revenue	5.13	7/1/32	1,000,000		1,075,040
					9,860,143
Florida - 7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,771,617

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 7.1% (continued)
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000		18,796,075
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,028,839
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/21	2,145,000		2,479,041
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/28	1,250,000		1,459,588
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/35	1,500,000		1,678,095
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/31	2,000,000		2,364,060
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,653,286
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue
(Tampa International Airport)	5.00	10/1/44	3,500,000		3,884,580
Jacksonville Electric Authority,
Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,319,700
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,530,000		1,842,457
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,703,265
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,522,120
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/23	5,000,000		5,915,300
Miami-Dade County Expressway Authority,
Toll System Revenue	5.00	7/1/39	5,000,000		5,674,700
Orlando-Orange County Expressway
Authority,
Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,931,466
Pinellas County Health Facilities Authority,
Health System Revenue (BayCare Health
System Issue) (Insured; National Public
Finance Guarantee Corp.)	1.43	11/15/23	2,075,000	[e]	1,966,063
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,147,460
Tampa,
Health System Revenue (BayCare Health
System Issue)	5.00	11/15/46	3,500,000		3,981,285
					72,118,997
Georgia - 1.8%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,300,390

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 1.8% (continued)
Atlanta,
Water and Wastewater Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	11/1/18	1,200,000		1,278,216
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,838,079
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,043,037
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,419,850
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,474,720
					18,354,292
Illinois - 11.6%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,489,025
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,347,331
Chicago,
Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,463,291
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,148,090
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,642,870
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	3,000,000		3,007,410
Chicago Park District,
Limited Tax GO (Insured; Build America
Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,236,668
Chicago Transit Authority,
Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	4,000,000		4,406,600
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,617,520
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	3,000,000		3,346,950
Huntley,
Special Service Area Number Nine,
Special Tax Bonds (Insured; Assured
Guaranty Corp.)	5.10	3/1/28	3,494,000		3,505,740
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,023,271
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		10,265,685
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,654,200
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000		3,770,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 11.6% (continued)
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/34	3,000,000		3,374,340
Illinois Health Facilities Authority,
Revenue (Delnor-Community Hospital)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	5/15/27	6,000,000		6,192,240
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	3,900,000		4,494,672
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,591,560
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	3,500,000		3,516,940
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	11,500,000	[d]	1,802,625
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	4,800,000		4,816,896
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,547,981
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,711,044
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000		8,500,800
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,746,750
					117,221,246
Indiana - 2.6%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/28	1,150,000		1,395,974
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/29	1,225,000		1,474,814
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/30	1,750,000		2,098,425
Indiana Health Facility Financing Authority,
Revenue (Ascension Health Credit
Group)	5.00	11/15/36	3,890,000		4,457,784
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,765,000		4,385,773
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	7,500,000		8,717,100
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000		3,770,464
					26,300,334

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/33	5,105,000		5,894,641
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/23	2,500,000		2,991,675
					8,886,316
Kentucky - 1.1%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000		6,264,812
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	4,000,000		4,607,600
					10,872,412
Louisiana - 1.6%
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000		2,832,575
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000		3,652,675
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	3,500,000		4,016,320
New Orleans Aviation Board,
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	1/1/19	2,000,000	[a]	2,159,980
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	3,400,000		3,720,552
					16,382,102
Maine - .1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,250,000		1,430,725
Maryland - 3.6%
Anne Arundel County,
Consolidated General Improvements GO	5.00	4/1/24	1,520,000		1,781,060
Baltimore,
Consolidated Public Improvement GO	5.00	10/15/24	1,480,000		1,711,664
Baltimore,
Project Revenue (Wastewater Projects)
(Prerefunded)	5.00	7/1/21	1,000,000	[a]	1,156,170
Baltimore,
Subordinate Project Revenue (Water
Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	824,573
Howard County,
COP	8.15	2/15/20	605,000		718,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 3.6% (continued)
Maryland Community Development
Administration Department of Housing
and Community Development,
Housing Revenue	5.95	7/1/23	885,000		887,204
Maryland Economic Development
Corporation,
EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,155,780
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,077,890
Maryland Economic Development
Corporation,
LR (Maryland Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,116,980
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,726,925
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Anne Arundel Health System
Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,797,275
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Charlestown Community
Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,469,613
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,118,120
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Greater Baltimore Medical
Center Issue) (Prerefunded)	5.38	7/1/21	1,500,000	[a]	1,755,345
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,124,920
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization Program
Revenue	5.00	5/1/23	3,000,000		3,599,310
Montgomery County,
Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,544,545
Prince Georges County,
Special Obligation Revenue (National
Harbor Project)	5.20	7/1/34	2,900,000		2,926,158
University System of Maryland,
Auxiliary Facility and Tuition Revenue
(Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,148,630
					36,640,648
Massachusetts - 2.7%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	3,705,000		4,574,489
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,477,800

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 2.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,375,644
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/30	4,420,000		5,273,237
Massachusetts Development Finance
Agency,
Revenue (Partners HeathCare System
Issue)	5.00	7/1/31	4,710,000		5,589,875
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,991,448
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,289,040
					27,571,533
Michigan - 4.7%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	1,004,803
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	715,000		433,640
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/20	1,000,000		1,122,550
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000		11,108,900
Huron Valley School District,
GO Unlimited Tax (Insured; National
Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,200,967
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,887,100
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,855,675
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,636,700
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,730,445
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,437,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 4.7% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/35	1,190,000		1,351,447
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,725,109
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company Project)
(Insured; National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,515,220
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/22	3,000,000		3,327,090
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/29	1,700,000		1,961,120
					47,298,676
Minnesota - 2.8%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.)	6.50	11/15/38	2,525,000		2,704,224
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[a]	513,342
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,406,214
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,144,900
Minnesota,
911 Revenue (Public Safety Radio
Communications System Project)
(Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,080,670
Minnesota Higher Education Facilities
Authority,
Revenue (Carleton College)
(Prerefunded)	5.00	3/1/19	1,000,000	[a]	1,070,840
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,612,380
Minnesota Higher Education Facilities
Authority,
Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,829,285
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,749,650

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 2.8% (continued)
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.50	11/15/21	1,000,000		1,135,880
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	5.00	11/15/38	1,000,000		1,088,080
Saint Cloud,
Health Care Revenue (CentraCare Health
System Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,172,820
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,296,340
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue (Insured;
National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,852,180
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,156,940
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,696,005
					28,509,750
Missouri - 1.0%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,511,680
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,619,360
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,341,540
					10,472,580
Nebraska - 1.1%
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,584,074
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000		5,770,029
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000		4,169,953
					11,524,056
Nevada - .7%
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured by
Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/22	3,910,000		4,475,425
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured by
Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,838,600
					7,314,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 2.1%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	3,500,000		3,791,585
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,357,955
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,502,088
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,253,120
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,142,400
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,742,450
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.37	1/1/30	2,500,000	[e]	2,300,000
					21,089,598
New Mexico - .5%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.42	8/1/19	5,000,000	[e]	4,990,550
New York - 8.0%
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	5,000,000	[a]	5,481,750
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,108,445
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/28	2,500,000		2,835,350
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	2,500,000		3,026,325
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,444,500
New York City,
GO	5.00	4/1/23	2,055,000		2,405,604
New York City,
GO	5.00	8/1/24	2,930,000		3,520,336
New York City,
GO	5.00	3/1/25	3,300,000		4,000,359
New York City,
GO	5.00	8/1/25	3,510,000		4,129,971
New York City,
GO	5.00	8/1/25	2,500,000		3,016,775
New York City,
GO	5.00	8/1/28	1,000,000		1,086,710
New York City,
GO	5.00	10/1/36	2,500,000		2,824,475
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,821,650

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 8.0% (continued)
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/37	5,340,000		6,243,154
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[c]	4,300,960
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,500,000		3,158,525
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	9,090,000		10,834,916
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,380,580
Port Authority of New York and New Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,791,650
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/19	3,000,000		3,288,960
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,340,976
					81,041,971
North Carolina - 1.6%
Charlotte Airport,
Revenue	5.00	7/1/42	3,000,000		3,555,960
Durham,
Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,883,768
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,212,930
North Carolina Medical Care Commission,
Health Care Facilities Revenue
(University Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[a]	2,426,827
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	3,050,000		3,497,343
North Caroline Turnpike Authority Triangle
Expressway System,
Revenue (Liquidity Facility; Assured
Guaranty Municipal)	5.00	1/1/29	1,775,000		2,137,615
University of North Carolina,
System Pool Revenue (Pool General
Trust Indenture of the Board of
Governors of The University of North
Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,093,220
					15,807,663
Ohio - 4.5%
Allen County,
Hospital Facilities Revenue (Catholic
Healthcare Partners)	5.25	9/1/27	2,500,000		2,781,625
American Municipal Power Inc.,
Revenue (American Municipal Power
Fremont Energy Center Project)	5.00	2/15/21	375,000		425,213
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	14,250,000	[d]	1,034,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 4.5% (continued)
Butler County,
Hospital Facilities Revenue (Kettering
Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,268,980
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,410,000		2,681,270
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,248,006
Cleveland,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,143,480
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,217,186
Cleveland-Cuyahoga County Port Authority,
Cultural Facility Revenue (The Cleveland
Museum of Art Project)	5.00	10/1/22	2,500,000		2,803,350
Cuyahoga Community College District,
General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,762,800
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.25	2/15/47	2,000,000		2,190,900
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	140,000		150,151
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	2,006,680
Lucas County,
HR (ProMedica Healthcare Obligated
Group)	5.75	11/15/31	1,200,000		1,398,144
Miami University,
General Receipts Bonds	5.00	9/1/22	2,140,000		2,467,270
Ohio,
Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,037,546
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.50	1/1/43	2,500,000		2,562,575
Ohio Higher Educational Facility
Commission,
Revenue (Case Western Reserve
University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,721,788
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/23	40,000		48,725
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,323,000
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.50	2/1/25	1,535,000	[c]	1,568,310

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 4.5% (continued)
Toledo-Lucas County Port Authority,
Development Revenue (Northwest Ohio
Bond Fund) (Toledo School for the Arts
Project)	5.50	5/15/28	1,875,000		1,894,331
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,639,725
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,092,620
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,886,378
					45,355,031
Oregon - .2%
Oregon,
GO (Alternate Energy Project)
(Prerefunded)	6.00	10/1/18	1,400,000	[a]	1,495,466
Pennsylvania - 4.4%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,973,334
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/46	1,750,000		1,958,338
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,423,322
Lancaster Parking Authority,
Guaranteed Parking Revenue (Insured;
AMBAC) (Prerefunded)	5.00	12/1/17	1,000,000	[a]	1,020,900
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	5,000,000		5,560,950
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[a]	2,653,975
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	283,630
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,561,987
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/35	2,000,000		2,301,400
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,940,850
Philadelphia School District,
GO	5.00	9/1/35	3,500,000		3,849,160
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,422,092
					43,949,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Rhode Island - .3%
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000	3,250,650
South Carolina - 1.1%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,663,450
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	8,191,650
				10,855,100
Texas - 7.1%
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/33	1,000,000	1,147,520
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/28	1,500,000	1,788,045
Coastal Water Authority,
Water Conveyance System Revenue
(Insured; AMBAC) (Escrowed to
Maturity)	6.25	12/15/17	1,145,000	1,175,984
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/35	3,000,000	3,330,360
Denton,
Utility System Revenue	5.00	12/1/27	2,780,000	3,418,816
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,232,589
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000	3,075,150
Harris County Cultural Education Facilities
Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,954,226
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000	3,410,790
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000	927,824
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/46	3,800,000	4,338,422
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	5,500,000	6,335,835
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	160,000	164,027
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000	563,448
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000	6,598,455

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 7.1% (continued)
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,620,274
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	5,000,000	5,679,100
San Antonio,
Electric and Gas Systems Revenue
(Escrowed to Maturity)	5.50	2/1/20	255,000	284,937
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000	4,391,720
Socorro Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,428,179
Tarrant County Cultural Education Facilities
Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,841,700
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,849,525
				71,556,926
Utah - .5%
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/36	1,350,000	1,600,182
Salt Lake City,
Airport Revenue (Salt Lake International
Airport)	5.00	7/1/37	1,000,000	1,183,400
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	2,250,000	2,321,707
				5,105,289
Virginia - .9%
Chesapeake Bay Bridge and Tunnel
Commission District,
General Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000	1,233,330
Chesterfield County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000	1,075,540
Newport News,
GO General Improvement Bonds and GO
Water Bonds	5.25	7/1/22	1,000,000	1,199,420
Richmond Metropolitan Authority,
Expressway Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	7/15/17	235,000	236,217
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000	1,066,010
Washington County Industrial Development
Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000	2,164,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - .9% (continued)
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000		1,797,073
					8,771,810
Washington - 3.0%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/28	2,000,000		2,424,660
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,438,690
Seattle,
Drainage and Wastewater Improvement
Revenue	5.00	5/1/23	4,965,000		5,978,704
Washington,
GO (Various Purpose)	5.00	7/1/27	5,000,000		6,146,700
Washington,
Motor Vehicle Fuel Tax GO (State Road
520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,545,579
Washington Health Care Facilities Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[a]	3,695,703
Washington Health Care Facilities Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,541,250
					29,771,286
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		5,064,075
Wisconsin - 2.2%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	4,000,000		4,489,360
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/35	7,000,000		8,023,680
Wisconsin,
General Fund Annual Appropriation
Bonds (Prerefunded)	5.75	5/1/19	1,810,000	[a]	1,975,344
Wisconsin Health and Educational Facilities
Authority,
Revenue (Ascension Senior Credit
Group)	5.00	11/15/29	4,500,000		5,365,305
Wisconsin Health and Educational Facilities
Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,222,360
					22,076,049

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.2% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - .4%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000 [d]	1,515,000
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,047,870
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,390,000	1,465,269
				4,028,139

Total Investments (cost $942,979,760)			98.2%	990,757,993
Cash and Receivables (Net)			1.8%	18,626,828
Net Assets			100.0%	1,009,384,821

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$7,747,265 or .77% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 - Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	990,757,993	-	990,757,993

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2017, accumulated net unrealized appreciation on investments was $47,778,233, consisting of $53,356,631 gross unrealized appreciation and $5,578,398 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 5.6%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	5.75	6/1/35	1,350,000		1,490,575
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist Home
for the Aging)	5.75	6/1/45	750,000		811,830
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,504,785
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,077,600
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,000,000		2,499,540
					10,384,330
Alaska - 1.4%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,579,192
Arizona - 3.4%
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,020,330
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,531,515
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,144,630
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,055,000		2,506,668
					6,203,143
California - 7.7%
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum Triangle)	4.00	9/1/46	2,000,000		2,043,400
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,218,405
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,279,840
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/36	2,000,000	[b]	2,175,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 7.7% (continued)
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/33	1,000,000		1,004,900
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/49	11,605,000	[c]	3,147,508
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,765,575
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	6,370,000	[c]	680,380
					14,315,148
Colorado - 1.3%
Belleview Station Metropolitan District
Number 3,
GO	5.00	12/1/36	1,000,000		1,031,370
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,300,000		1,353,144
					2,384,514
Connecticut - .9%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,677,750
Florida - 3.8%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,065,420
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,137,750
Florida Development Finance Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,292,850
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,004,540
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	7.00	7/1/36	4,000,000	[d,e]	1,800,040
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	600,000		686,346
					6,986,946
Georgia - 1.2%
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,167,450
Gainesville & Hall County Development
Authority Educational Facilities,
Revenue	5.00	3/1/47	1,000,000		1,026,780
					2,194,230

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 8.3%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,117,470
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000		1,396,500
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,045,140
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,000,000		1,090,770
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000		1,031,750
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	1,000,000		1,160,230
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,250,000		1,317,112
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	20,245,000	[c]	3,173,404
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	1,000,000		1,146,190
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,127,630
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,648,050
					15,254,246
Indiana - 1.6%
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	1,000,000		1,164,880
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	1,500,000		1,743,420
					2,908,300
Iowa - 1.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,590,400
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000		1,000,070
					3,590,470
Kentucky - .5%
Paducah Electric Plant Board,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/35	750,000		854,258
Louisiana - 5.0%
Louisiana Local Government Environmental
Facilities and Community Development
Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	1,500,000		1,528,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana - 5.0% (continued)
Louisiana Public Facilities Authority,
Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000		3,801,672
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,142,810
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,137,020
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	1,500,000		1,697,460
					9,307,222
Maine - .9%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,500,000		1,716,870
Maryland - .6%
Maryland Economic Development
Corporation,
Student Housing Revenue (Townson
University Project)	5.00	7/1/37	1,000,000		1,072,320
Michigan - 6.2%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,000,000		1,082,700
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000		2,694,803
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,145,970
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	1,000,000		1,110,730
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public Finance
Guarantee Corp.)	5.00	7/1/36	500,000		556,625
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,400,000		1,374,604
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/52	50,275,000	[c]	3,559,973
					11,525,405

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota - 1.3%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/25	2,145,000		2,341,353
Missouri - 1.2%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	1,000,000		1,075,610
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,087,080
					2,162,690
New Jersey - 7.0%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000		1,083,310
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,310,913
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,084,700
New Jersey Educational Facilities Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,094,640
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,002,550
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	1,087,600
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	6,360,000		6,357,329
					13,021,042
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,444,090
New York - 5.5%
New York Convention Center Development
Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/50	10,000,000	[c]	2,648,800
New York Liberty Development Corporation,
Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,688,100
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group) (Prerefunded)	6.25	12/1/18	1,000,000	[f]	1,080,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 5.5% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	500,000		539,160
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,000,000		2,186,720
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,005,260
					10,148,480
Ohio - 6.6%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		991,050
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	26,000,000	[c]	1,888,380
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000		4,210,878
Centerville,
Health Care Revenue (Graceworks
Lutheran Services)	5.25	11/1/47	1,200,000		1,264,944
Cuyahoga County Hospital,
Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,047,690
Hamilton County,
Healthcare Improvement Revenue (Life
Enriching Communities Project)	5.00	1/1/51	1,000,000		1,051,230
Southeastern Ohio Port Authority,
Hospital Facilities Improvement Revenue
(Memorial Health System Obligated
Group Project)	6.00	12/1/42	1,500,000		1,659,270
					12,113,442
Oklahoma - .6%
Tulsa County Industrial Authority,
Senior Living Community Revenue
(Montereau Inc. Project)	5.25	11/15/37	1,000,000		1,101,700
Oregon - .6%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,000,000		1,067,830
Pennsylvania - 6.6%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,020,680
Lancaster County Hospital Authority,
Revenue (Brethren Village Project)	5.25	7/1/41	1,000,000		1,082,990

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 6.6% (continued)
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,500,000		2,780,475
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,066,820
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,147,460
Susquehanna Area Regional Airport
Authority,
Systems Revenue	4.00	1/1/33	3,000,000		2,962,560
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,g]	2,177,980
					12,238,965
South Carolina - .8%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,563,996
Tennessee - .9%
Metropolitan Government of Nashville and
Davidson County Health and Educational
Facilities Board,
Revenue (Vanderbilt University Medical
Center)	5.00	7/1/46	1,500,000		1,684,920
Texas - 10.5%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,189,078
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/32	1,000,000		1,130,770
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,000,000		1,131,090
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	1,500,000		1,608,210
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,528,455
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)
(Prerefunded)	6.00	12/1/20	1,000,000	[f]	1,165,220
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,850,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 10.5% (continued)
Houston,
Airport System Special Facilities Revenue
(Continental Airlines, Inc. Terminal
Improvement Projects)	6.50	7/15/30	1,500,000		1,667,310
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	2.07	7/1/32	950,000	[h]	883,500
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Westminster Project)	5.00	11/1/40	1,000,000		1,062,590
Tarrant County Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue (Air Force
Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,528,155
Tarrant County Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.25	11/15/35	1,000,000		1,046,510
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,076,760
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,080,240
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	1,365,000		1,383,141
					19,331,509
Virginia - 2.0%
Chesterfield County Economic Development
Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		158,162
Fairfax County Economic Development
Authority,
Residential Care Facilities Mortgage
Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,955,222
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,043,500
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	500,000	[b]	521,750
					3,678,634

Long-Term Municipal Investments -	Coupon	Maturity	Principal
97.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - .7%
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	1,300,000 [b]	1,339,676
Wisconsin - .4%
Public Finance Authority,
Senior Living Revenue (Mary's Woods At
Marylhurst Project)	5.25	5/15/37	625,000 [b]	674,769
U.S. Related - 1.6%
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,884,314
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,044,150
				2,928,464

Total Investments (cost $170,272,554)			97.9%	180,795,904
Cash and Receivables (Net)			2.1%	3,927,423
Net Assets			100.0%	184,723,327

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities were valued at
$18,685,460 or 10.12% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Non-income producing—security in default.
e The fund held Level 3 securities at May 31, 2017, this security was valued at $1,800,040 or .97% of net assets.
f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
g Collateral for floating rate borrowings.
h Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 - Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	178,995,864	1,800,040	180,795,904
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†   See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2017, accumulated net unrealized appreciation on investments was $10,523,350, consisting of $14,564,239 gross unrealized appreciation and $4,040,889 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)